COVER PAGE

Period ended 9/30/00
James J. Cramer
Cramer Capital
40 Fulton Street
24th Floor
New York, New York 10038
CIK 0001087699

Dan Gissinger
Analyst
212 587-2938

SUMMARY PAGE

Number of other included managers: None
Form 13F-HR Table Entry Total: 61
Form 13F-HR Information Table Value Total: $50,354,625




Name of Issuer           Title of  ClCusip Number Fair Mkt Value
Shares/PRN Amount
Voting Authority

AT&T Corp.               1/30C       0019509AF                726,563
2,500
Sole

AT&T Corp.               10/30C      0019579JF                187,500
1,500
Sole

Alcoa Inc.               10/30C      0138179JF                  19,531
1,250
Sole

Amazon.com, Inc.         10/40P      0231359VH                  96,875
250
Sole

American Home Products Co10/55C      0266099JK                312,500
1,000
Sole

Amgen Inc.               10/75C      44299W9J0                  56,250
250
Sole

Anheuser-Busch Companies,10/45P      0352299VI                120,000
400
Sole

Bank of America Corporati10/55P      0605059VK                  87,500
250
Sole

BEA Systems, Inc.        COM         073325102                778,750
10,000
Sole

Bear Stearns Companies In10/70C      073902108                153,750
600
Sole

Boeing Company           COM         097023105             1,893,750
30,000
Sole

Brocade Communications SyCOM         111621108                590,000
2,500
Sole

Carrier Access Corporatio10/25P      1444609VE                  61,250
100
Sole

Cisco Systems, Inc.      10/55C      45999W9JK                181,250
500
Sole

Cisco Systems, Inc.      COM         17275R102             3,038,750
55,000
Sole

Coca Cola Company        10/55P      1912169VK                  41,406
250
Sole

Coca Cola Company        10/50P      1912169VJ                  75,000
2,000
Sole

Commerce One Inc.        COM         200693109                981,250
12,500
Sole

Computer Associates Inter10/30P      2049129VF                128,125
250
Sole

Conexant Systems, Inc.   10/40P      2071429VH                  64,844
250
Sole

Cosine Communications, InCOM         221222102                277,813
5,000
Sole

Credence Systems Corporat10/35P      2253029VG                122,500
200
Sole

Documentum, Inc.         10/50P      2561599VJ                  28,125
250
Sole

EMC Corporation          COM         268648102             2,478,125
25,000
Sole

Extreme Networks, Inc.   COM         30226D106             1,431,250
12,500
Sole

The Fairchild CorporationCOM         303698104             9,788,219
1,520,500
Sole

General Magic, Inc.      COM         370253106                146,875
25,000
Sole

H.J. Heinz Company       COM         423074103                926,563
25,000
Sole

Honeywell International I10/32.5C    423074103                  90,625
250
Sole

International Business Ma10/120P     4592009VD                147,188
150
Sole

JDS Uniphase Corporation COM         46612J101                236,719
2,500
Sole

Juniper Networks, Inc.   COM         48203R104             2,189,375
10,000
Sole

Kimberly Clark Corp.     10/50P      4943689VJ                  11,250
600
Sole

Mellon Financial CorporatCOM         58551A108             1,623,125
35,000
Sole

Merrill Lynch & Co., Inc.COM         590188108             1,320,000
20,000
Sole

Microsoft Corp.          10/60C      594199JL                 134,375
500
Sole

Motorola, Inc.           10/28.375C  6200779JW                  50,781
250
Sole

Network Appliance, Inc.  10/130P        6C599W9VF             165,000
150
Sole

NewMil Bancorp, Inc.     COM         651633109                840,000
80,000
Sole

Niku Corporation         COM         654113109                487,500
20,000
Sole

Niku Corporation         10/22.5C    6541159JX                506,250
1,000
Sole

Nortel Networks CorporatiCOM         656568102                900,000
15,000
Sole

Nortel Networks Corporati10/65C      6565689JN                106,250
500
Sole

Nortel Networks Corporati10/60C      6565689JL                170,000
400
Sole

Oracle Corporation       COM         68389X105             3,150,000
40,000
Sole

Oracle Corporation       10/80C      64599W9JP                  85,938
250
Sole

Parametric Technology Cor11/12.5C    6991739KV                  78,125
1,000
Sole

Pfizer Inc.              10/45C      7170829JI                103,125
750
Sole

Pharmacia Corporation    10/60C      7171359JL                113,438
550
Sole

Philip Morris Companies ICOM         718154107             1,324,688
45,000
Sole

Proton Energy Systems, InCOM         74371K101                143,125
5,000
Sole

QLogic Corporation       10/110P     7472779VB                354,375
150
Sole

Sanmina Corporation      COM         800907107             1,404,375
15,000
Sole

Southern Energy, Inc.    COM         842816100                313,750
10,000
Sole

Sun Microsystems, Inc.   COM         866810104             4,670,000
40,000
Sole

TheStreet.Com, Inc.      COM         88368Q103                967,500
215,000
Sole

Tibco Software, Inc.     COM         88632Q103                844,375
10,000
Sole

UFP Technologies, Inc.   COM         902673102                969,375
470,000
Sole

UnitedHealth Group IncorpCOM         91324P102                987,500
10,000
Sole

Vitesse Semiconductor CorCOM         928497106                889,375
10,000
Sole

Yahoo! Inc.              10/90P      9843339VR                182,813
250
Sole